Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 43.87%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$2,400,000	$2,350,968
ACHV TRUST, Series 2023-1PL, Class B, 6.800%, 3/18/2030 (a)	2,700,000	2,704,074
ACHV TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	1,200,000	1,198,038
Affirm Asset Securitization Trust, Series 2021-B, Class B, 1.240%, 8/17/2026 (a)	150,000	140,415
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	250,000	225,417
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	600,000	596,729
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	400,000	400,892
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.290%, 8/15/2025	1,000,000	999,640
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)(b)	700,000	701,005
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	366,116	355,293
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	131,530
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	1,095,387	1,066,242
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	517,853	523,887
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,269,752
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,083,444
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	2,000,000	1,956,416
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)	1,000,000	998,923
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	2,600,000	2,626,585
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	922,498
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	2,600,000	2,488,853
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	1,295,895	1,278,991
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	325,000	311,449
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	1,250,000	1,199,245
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)	1,250,000	1,243,526
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.070%, 7/15/2025 (a)	374,044	369,828
Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.430%, 1/15/2026 (a)	1,677,784	1,662,424
Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/2026	1,052,935	1,021,532
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)(b)	1,600,000	1,601,710
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,645,073	1,535,033
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	641,799	594,026
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	2,572,449	2,447,999
Carvana Auto Receivables Trust, Series 2022-N1, Class N, 4.600%, 12/10/2028 (a)	75,796	75,587
Carvana Auto Receivables Trust, Series 2022-P1, Class N, 4.350%, 1/10/2029 (a)	108	107
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	1,711,056	1,578,031
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	70,447	69,525
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	193,729	191,476
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	149,494	146,305
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)	149,494	145,727
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)	518,952	502,341
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 5.630% (1 Month LIBOR USD + 0.620%), 4/22/2026 (c)	1,865,000	1,869,564
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 10.716%, 10/17/2044 (a)(d)	648,820	603,494
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	152,788	152,416
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	477,593
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	1,817,676
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	21,598	21,414
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	750,000	751,761
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.090%, 1/15/2027 (a)	1,530,566	1,534,552
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	700,000	700,732
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	456,306
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.880%, 4/15/2030 (a)	1,170,000	1,158,168
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.610%, 10/15/2026 (a)	191,675	186,077
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,418,267
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	1,700,000	1,672,214
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	1,000,000	1,001,325
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	2,000,000	1,927,632
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	2,700,000	2,725,812
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	500,000	413,410
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	700,000	699,836
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	1,300,949	1,242,169
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	1,669,320	1,605,350
FHF Trust, Series 2022-2A, Class A, 6.140%, 12/15/2027 (a)	836,363	829,398
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	480,802
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	449,178
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	950,000	924,154
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)	878,793	855,130
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	886,433	805,916
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	1,072,767	989,565
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	750,000	746,722
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,750,000	1,728,050
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)	1,200,000	1,183,856
FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029 (a)	2,000,000	1,999,480
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)	2,000,000	1,858,840
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class D, 4.940%, 12/15/2025 (a)	5,425,000	5,412,848
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	3,095,000	3,012,970
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	434,321
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027 (a)	2,493,000	2,554,231
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,400,000	2,214,730
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	1,895,402	1,772,176
Hertz Vehicle Financing LLC, Series 2022-3A, Class A, 3.370%, 3/25/2025 (a)	1,850,000	1,819,303
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	800,000	783,715
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680%, 10/15/2026 (a)	1,750,000	1,748,541
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.210%, 6/15/2027 (a)	663,987	659,042
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	4,561,269	4,417,466
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	1,000,000	1,007,151
LendingPoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	935,523	935,682
LendingPoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	1,000,000	982,973
LendingPoint Asset Securitization Trust, Series 2022-A, Class B, 2.410%, 6/15/2029 (a)	1,750,000	1,727,446
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)	510,739	506,562
LendingPoint Asset Securitization Trust, Series 2022-C, Class B, 7.460%, 2/15/2030 (a)	2,000,000	2,004,262
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	709,628	707,555
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	911,034	869,551
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	1,060,724	1,018,150
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	1,748,018	1,729,456
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	1,353,447	1,316,637
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	929,888
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	3,022,391	2,985,285
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	916,832
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)	5,000,000	4,719,140
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	700,000	703,784
Octane Receivables Trust, Series 2023-1A, Class A, 5.870%, 5/21/2029 (a)	1,286,857	1,285,045
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(e)	760,146	728,484
Oportun Funding LLC, Series 2022-1, Class A, 3.250%, 6/15/2029 (a)	639,099	632,004
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,823,708
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	1,604,723	1,596,615
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	845,566	840,028
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	10,045,859	9,717,028
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	199,918	178,212
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	8,136,578	7,749,781
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	1,302,441	1,207,130
Pagaya AI Debt Selection Trust, Series 2021-3, Class A, 1.150%, 5/15/2029 (a)	3,368,255	3,330,763
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	2,999,837	2,821,583
Pagaya AI Debt Selection Trust, Series 2021-5, Class B, 2.630%, 8/15/2029 (a)	999,882	924,208
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	2,499,669	2,309,840
Pagaya AI Debt Selection Trust, Series 2022-3, Class A, 6.060%, 3/15/2030 (a)	2,125,293	2,111,644
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	1,931,324	1,948,629
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	1,386,651	1,390,404
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	2,500,000	2,521,853
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, 7/17/2028 (a)	1,160,000	1,169,498
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,463,115
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)	229,608	225,556
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.810%, 1/15/2026	485,672	486,238
Santander Drive Auto Receivables Trust, Series 2022-1, Class B, 2.360%, 8/17/2026	2,030,000	1,985,833
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	2,939,035	2,939,879
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	500,000	496,728
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	9,567,739	8,617,653
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)	2,000,000	1,910,966
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)	1,426,041	1,400,780
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	3,631,070	3,665,550
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	1,400,000	1,446,413
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 4.340%, 5/15/2025 (a)	800,000	793,253
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	559,365	560,057
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,353,233
United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.570%, 7/10/2025 (a)	511,031	510,838
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	1,000,000	992,637
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)	2,000,000	1,961,366
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	140,869	140,468
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	1,486,066	1,436,868
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	534,969	516,375
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	2,142,129	2,060,499
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	4,506,084	4,315,914
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	3,226,885	3,067,474
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	3,555,438	3,345,948
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	3,785,710	3,634,429
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	1,212,792	1,197,598
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	1,124,972	1,095,568
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	1,725,605	1,696,516
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)	877,096	855,769
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	3,152,704	3,040,793
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	2,354,171	2,267,841
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	2,126,253	2,025,485
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)	671,246	645,185
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 10/15/2030 (a)	3,103,092	3,110,571
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	849,648	842,227
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	900,000	851,783
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	17,491	17,276
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	4,000,000	3,871,368
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	228,870
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	36,821	36,173
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	1,350,000	1,291,596
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	75,357	74,176
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	4,000,000	3,748,716
Upstart Securitization Trust, Series 2021-5, Class A, 1.310%, 11/20/2031 (a)	205,636	202,483
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	1,000,000	933,470
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	258,636	255,803
Upstart Securitization Trust, Series 2022-4, Class A, 5.980%, 8/20/2032 (a)	1,517,304	1,500,495
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	796,627	790,091
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,578,000	6,674,894
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	750,000	741,674
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	1,108,644	1,099,290
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	717,302	708,477
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	179,160	177,086
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2, 5.240%, 7/15/2025 (a)	4,000,000	3,993,592
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	1,000,000	983,504
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	1,000,000	1,000,228
World Omni Select Auto Trust, Series 2023-A, Class A2B, 5.608% (SOFR30A + 0.850%), 3/15/2027 (c)	2,600,000	2,594,493
TOTAL ASSET-BACKED SECURITIES (Cost ― $273,741,206)		$268,059,637

Collateralized Loan Obligations ― 11.47%
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 1.399% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(c)	2,571,429	2,569,585
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 6.255% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(c)	2,526,316	2,526,866
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 6.173% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(c)	1,547,616	1,544,016
Cerberus Loan Funding LP, Series 2021-6A, Class A, 6.660% (3 Month LIBOR USD + 1.400%), 11/22/2033 (a)(c)	1,482,276	1,471,568
CIFC Funding Ltd., Series 2015-3A, Class AR, 6.135% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(c)	4,343,804	4,302,951
Elevation CLO Ltd., Series 2021-13A, Class X, 6.260% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	1,800,000	1,800,563
Elevation CLO Ltd., Series 2021-14A, Class X, 6.200% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(c)	2,500,000	2,500,683
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 6.945% (3 Month LIBOR USD + 1.690%), 1/26/2032 (a)(c)	5,786,329	5,756,923
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 6.210% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(c)	1,897,143	1,888,712
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 6.200% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(c)	1,800,000	1,800,594
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 6.044% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(c)	4,000,000	4,002,036
ICG US CLO Ltd., Series 2015-1X, Class A1R, 6.405% (3 Month LIBOR USD + 1.140%), 10/19/2028 (c)(f)	1,336,572	1,322,300
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 6.155% (3 Month LIBOR USD + 0.900%), 7/25/2034 (a)(c)	2,000,002	2,000,666
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.440% (3 Month LIBOR USD + 1.180%), 10/17/2033 (a)(c)	3,166,666	3,164,374
Madison Park Funding Ltd., Series 12A, Class AR, 6.103% (3 Month LIBOR USD + 0.830%), 4/22/2027 (a)(c)	2,727,895	2,705,692
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.010% (3 Month LIBOR USD + 0.750%), 4/16/2029 (a)(c)	949,944	941,006
Marble Point CLO Ltd., Series 2020-3A, Class X, 6.115% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(c)	833,331	831,489
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 6.710% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(c)	1,867,774	1,848,000
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.138% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(c)	2,965,000	2,963,956
Mountain View CLO LLC, Series 2016-1A, Class XR, 6.051% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(c)	1,473,684	1,470,000
Mountain View CLO Ltd., Series 2019-1A, Class XR, 6.010% (3 Month LIBOR USD + 0.750%), 10/16/2034 (a)(c)	1,087,500	1,085,291
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 6.210% (3 Month LIBOR USD + 0.950%), 7/17/2034 (a)(c)	3,250,000	3,250,553
Owl Rock CLO Ltd., Series 2019-1A, Class A, 6.715% (3 Month LIBOR USD + 1.800%), 5/20/2031 (a)(c)	3,000,000	2,981,445
OZLM Ltd., Series 2015-14A, Class X, 6.260% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	533,333	532,185
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 6.145% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	3,952,961	3,929,440
Symphony CLO Ltd., Series 2021-25A, Class X, 5.965% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(c)	375,000	374,231
TCW CLO Ltd., Series 2020-1A, Class XRR, 6.100% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(c)	2,000,000	2,000,356
TCW CLO Ltd., Series 2021-2A, Class X, 6.255% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(c)	2,400,000	2,400,770
TCW CLO Ltd., Series 2019-1A, Class XR, 5.872% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(c)	2,400,000	2,401,013
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 6.260% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(c)	1,333,333	1,328,592
Wellfleet CLO Ltd., Series 2019-XA, Class X, 6.250% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(c)	2,386,364	2,387,048
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $70,178,669)		$70,082,904

Commercial Mortgage-Backed Securities ― 3.12%
BXP Trust, Series 2017-CQHP, Class A, 5.798% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(c)	1,000,000	955,808
BXP Trust, Series 2017-CQHP, Class C, 6.198% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(c)	3,000,000	2,738,625
CSMC Trust, Series 2017-PFHP, Class A, 5.898% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(c)	620,000	582,957
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 6.804% (TSFR1M + 1.914%), 12/15/2039 (a)(c)	5,000,000	4,849,825
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 6.398% (1 Month LIBOR USD + 1.450%), 7/15/2031 (a)(c)	775,000	675,550
GS Mortgage-Backed Securities Corp. Trust, Series 2018-HART, Class B, 6.250% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(c)	683,000	626,514
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.398% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(c)	1,253,000	1,114,244
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 5.908% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(c)	235,708	226,865
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.469% (TSFR1M + 1.579%), 7/15/2036 (a)(c)	1,000,000	982,745
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(d)	3,753,220	3,174,034
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(d)	2,487,720	2,115,075
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/25/2051 (a)(d)	1,188,869	1,030,740
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $20,954,933)		$19,072,982

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 6.76%
Federal Home Loan Mortgage Corp., Series K-036, Class A2, 3.527%, 10/25/2023 (d)	1,537,714	1,525,049
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 5.218% (1 Month LIBOR USD + 0.360%), 2/25/2024 (c)	1,197,951	1,197,143
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 5.258% (1 Month LIBOR USD + 0.400%), 8/25/2025 (c)	1,476,974	1,473,209
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 5.348% (1 Month LIBOR USD + 0.490%), 2/25/2026 (c)	1,181,633	1,179,860
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 5.338% (1 Month LIBOR USD + 0.480%), 4/25/2026 (c)	760,592	754,289
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 5.298% (1 Month LIBOR USD + 0.440%), 6/25/2026 (c)	283,076	280,372
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 5.348% (1 Month LIBOR USD + 0.490%), 7/27/2026 (c)	6,250,395	6,229,981
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 5.158% (MSOFR1MC + 0.530%), 1/25/2027 (c)	118,771	118,054
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.030% (SOFR30A + 0.400%), 6/25/2027 (c)	1,551,502	1,542,798
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 4.950% (SOFR30A + 0.320%), 8/25/2027 (c)	5,038,975	4,992,772
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 5.148% (1 Month LIBOR USD + 0.290%), 8/25/2027 (c)	1,537,097	1,521,374
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 4.940% (SOFR30A + 0.310%), 10/25/2027 (c)	1,253,818	1,241,136
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 5.138% (1 Month LIBOR USD + 0.280%), 10/25/2027 (c)	1,466,454	1,449,992
Federal Home Loan Mortgage Corp., Series K-F100, Class AL, 4.988% (1 Month LIBOR USD + 0.130%), 11/26/2027 (c)	4,117,716	4,045,635
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 4.810% (SOFR30A + 0.180%), 1/25/2028 (c)	2,292,802	2,256,539
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 5.098% (1 Month LIBOR USD + 0.240%), 1/25/2028 (c)	2,127,741	2,103,217
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 5.148% (1 Month LIBOR USD + 0.290%), 6/25/2028 (c)	829,556	817,005
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 5.158% (1 Month LIBOR USD + 0.300%), 7/25/2030 (c)	2,243,341	2,202,201
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 4.990% (SOFR30A + 0.360%), 10/25/2030 (c)	463,532	452,184
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 5.188% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,072,179	1,049,687
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 4.930% (SOFR30A + 0.300%), 11/25/2030 (c)	403,144	391,732
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 5.158% (1 Month LIBOR USD + 0.300%), 11/25/2030 (c)	956,356	934,282
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 4.830% (SOFR30A + 0.200%), 12/26/2030 (c)	1,421,854	1,379,558
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 4.850% (SOFR30A + 0.220%), 5/27/2031 (c)	304,297	297,636
Federal National Mortgage Association, 2.500%, 9/1/2024	1,947,045	1,884,946
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $41,815,056)		$41,320,651

Corporate Obligations ― 3.01%
Basic Materials ― 0.57%
Compass Minerals International, Inc., 4.875%, 7/15/2024 (a)	3,000,000	2,971,875
FMG Resources Ltd., 5.125%, 5/15/2024 (a)	500,000	498,584
		3,470,459
Consumer, Cyclical ― 0.45%
Ford Motor Credit Co LLC, 3.370%, 11/17/2023	800,000	787,455
Ford Motor Credit Co LLC, 5.584%, 3/18/2024	2,000,000	1,989,619
		2,777,074
Consumer, Non-cyclical ― 0.57%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	3,500,000	3,488,050

Energy ― 0.08%
Occidental Petroleum Corp., 6.950%, 7/1/2024	472,000	480,869

Financial ― 1.34%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	950,857
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	2,000,000	1,993,597
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,256,085
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	4,000,000	3,974,422
		8,174,961
TOTAL CORPORATE OBLIGATIONS (Cost ― $18,747,036)		$18,391,413

Investment Companies ― 0.81%	Shares
Affiliated Exchange Traded Funds ― 0.81%
Angel Oak Ultrashort Income ETF	97,300	4,919,138
TOTAL INVESTMENT COMPANIES (Cost ― $4,869,738)		$4,919,138
	Principal
Residential Mortgage-Backed Securities ― 23.73%	Amount
Banc of America Funding Corp., Series 2015-R3, Class 7A1, 5.225% (1 Month LIBOR USD + 0.205%), 4/29/2037 (a)(c)	$944,669	878,634
Bellemeade Re Ltd., Series 2019-1A, Class M2, 7.720% (1 Month LIBOR USD + 2.700%), 3/25/2029 (a)(c)	1,370,006	1,379,800
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 6.970% (1 Month LIBOR USD + 1.950%), 7/25/2029 (a)(c)	1,254,739	1,255,757
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(g)	376,957	362,475
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(d)	760,449	706,475
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(d)	526,731	491,802
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(g)	1,322,052	1,274,451
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(d)	1,152,363	1,091,323
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 5.745% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(c)	1,435,536	1,361,636
CIM Trust, Series 2019-INV2, Class A11, 5.795% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	198,785	185,732
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(g)	2,660,549	2,589,470
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(d)	824,007	692,219
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(d)	1,710,000	1,570,637
COLT Mortgage Loan Trust, Series 2021-2, Class A2, 1.130%, 8/25/2066 (a)(d)	848,497	668,776
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 7/25/2067 (a)(d)	624,349	605,262
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.421%, 5/25/2065 (a)(d)	772,251	640,218
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(d)	5,778,590	4,720,686
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(d)	3,489,482	2,845,502
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(d)	4,137,626	3,515,956
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(g)	732,499	671,920
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(g)	1,635,483	1,517,007
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(d)	462,770	411,666
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(g)	1,308,933	1,262,708
CSMC Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(d)	1,746,462	1,487,433
CSMC Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(d)	3,314,187	2,622,735
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, 1.260%, 4/25/2066 (a)(d)	862,470	729,479
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 5.720% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(c)	1,123,486	1,040,607
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(d)	38,559	35,340
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(g)	341,042	316,401
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(g)	1,193,290	1,078,222
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(g)	616,768	606,925
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 3.942%, 7/25/2044 (a)(d)	1,939,894	1,866,633
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(d)	241,373	210,416
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(d)	8,395,831	7,433,173
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(d)	4,297,048	3,809,763
GS Mortgage-Backed Securities Corp. Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(d)	420,702	370,098
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(d)	1,607,669	1,353,826
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)	1,397,151	1,168,722
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.613%, 6/25/2048 (a)(d)	876,947	789,564
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 5.970% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	102,662	96,247
JP Morgan Mortgage Trust, Series 2019-2, Class A11, 5.795% (1 Month LIBOR USD + 0.950%), 8/25/2049 (a)(c)	359,469	326,088
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 5.745% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(c)	814,963	773,345
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(d)	1,815,104	1,666,935
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(d)	201,660	192,088
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 5.845% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(c)	610,177	556,540
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 5.645% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(c)	895,755	812,330
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 5.210% (SOFR30A + 0.650%), 6/25/2051 (a)(c)	4,301,811	3,918,145
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(d)	3,762,843	3,262,998
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(d)	1,884,129	1,665,977
MFA Trust, Series 2021-INV1, Class A2, 1.057%, 1/25/2056 (a)(d)	658,278	579,554
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(g)	1,487,470	1,384,713
MFA Trust, Series 2020-NQM3, Class A2, 1.324%, 1/26/2065 (a)(d)	600,447	534,426
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(d)	835,344	753,070
Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750%, 8/25/2059 (a)(d)	360,843	333,313
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(d)	1,173,129	1,077,825
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(d)	2,379,667	2,106,817
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (a)(d)	345,650	310,505
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(d)	365,072	318,405
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(d)	1,968,151	1,531,086
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(d)	1,479,844	1,242,804
OBX Trust, Series 2018-EXP1, Class 2A2, 6.020% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	81,331	77,649
OBX Trust, Series 2020-EXP1, Class 2A1, 5.770% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(c)	524,120	476,792
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(d)	4,689,702	3,865,472
Pepper Residential Securities Trust, Series 21A, Class A1U, 5.828% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	2,542	2,484
Pepper Residential Securities Trust, Series 23A, Class A1U, 5.909% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(c)	23,172	22,620
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(g)	5,019,577	4,550,889
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(g)	1,547,899	1,559,912
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(g)	98,582	91,568
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(g)	107,579	97,537
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(g)	3,040,404	2,836,424
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(g)	2,096,875	1,971,004
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(g)	2,407,524	2,311,168
RCO Mortgage LLC, Series 2022-1, Class A1, 2.981%, 1/25/2027 (a)(g)	3,241,681	3,056,808
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(d)	5,000,000	4,730,380
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(d)	4,163,746	3,381,220
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(d)	2,280,887	2,000,484
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(d)	3,307,377	2,669,043
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(d)	4,320,491	3,541,826
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(d)	3,813,319	3,110,246
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.020% (1 Month LIBOR USD + 1.000%), 10/27/2059 (a)(c)	1,267,492	1,282,004
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/18/2036 (a)	2,535,540	2,494,695
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/18/2036 (a)	2,000,000	1,959,438
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(d)	3,482,413	3,132,702
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(d)	1,151,895	1,098,879
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(d)	2,513,000	2,152,596
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(g)	952,673	861,344
Verus Securitization Trust, Series 2021-3, Class A2, 1.283%, 6/25/2066 (a)(d)	887,012	731,693
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(d)	1,711,427	1,367,971
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(d)	2,492,873	1,975,094
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(d)	1,807,998	1,529,044
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(d)	2,652,659	2,392,317
Verus Securitization Trust, Series 2022-5, Class A3, 3.800%, 4/25/2067 (a)(d)	954,234	816,617
Verus Securitization Trust, Series 2023-3, Class A3, 6.743%, 3/25/2068 (a)(g)	1,000,000	1,009,479
Verus Securitization Trust, Series 2023-2, Class A3, 6.852%, 3/26/2068 (a)(g)	976,576	978,426
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	1,673,217	1,506,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(d)	195,497	186,652
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.337%, 6/20/2045 (a)(d)(h)	6,550,264	84,551
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $162,337,161)		$144,976,440

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.86%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	2,572,978	2,492,051
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	432,670	424,266
Federal National Mortgage Association, 2.919%, 10/1/2025 (d)	1,700,000	1,643,852
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	758,462	720,372
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $5,433,253)		$5,280,541

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.07%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 7.170% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(c)	77,662	77,837
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.020% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(c)	526,068	527,219
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, 6.915% (SOFR30A + 2.100%), 3/25/2042 (a)(c)	2,451,938	2,491,998
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.365% (SOFR30A + 2.550%), 7/25/2042 (a)(c)	445,195	451,324
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 5.815% (SOFR30A + 1.000%), 1/27/2042 (a)(c)	836,689	823,990
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 6.815% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	390,454	392,163
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.646%, 10/25/2046 (d)	1,905,563	1,760,700
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $6,626,027)		$6,525,231

Short-Term Investments ― 5.39%
U.S. Treasury Bills ― 3.32%
4.297%, 6/6/2023 (i)	5,000,000	4,976,725
4.718%, 7/25/2023 (i)	5,000,000	4,942,330
4.839%, 8/8/2023 (i)	5,000,000	4,931,454
4.814%, 8/17/2023 (i)	5,500,000	5,418,362
		20,268,871
Money Market Funds ― 2.07%	Shares
First American Government Obligations Fund, Class U, 4.746% (j)	12,666,211	12,666,211
TOTAL SHORT-TERM INVESTMENTS (Cost ― $32,940,059)		$32,935,082
TOTAL INVESTMENTS ― 100.09% (Cost ― $637,643,138)		$611,564,019
Liabilities in Excess of Other Assets ― (0.09%)		(578,501)
NET ASSETS ― 100.00%		$610,985,518

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $502,092,915 or 82.18% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2023, the total value of investments purchased on a when-issued basis was $2,302,715 or 0.38% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(e)	Illiquid security. At April 30, 2023, the value of these securities amounted to $728,484 or 0.12% of net assets.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2023, the value of securities pledged amounted to $1,322,300 or 0.22% of net assets.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(h)	Interest only security.
(i)	Rate disclosed is the effective yield as of April 30, 2023.
(j)	Rate disclosed is the seven day yield as of April 30, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

3 Year Eris Aged Standard Swap Future	September 2025	(166)	($15,700,114)	$536,893
3 Year Eris Aged Standard Swap Future	December 2025	(293)	(28,561,054)	116,099
4 Year Eris Aged Standard Swap Future	December 2026	(300)	(29,023,650)	(476,750)
Total				$176,242

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$268,059,637	$-	$268,059,637
Collateralized Loan Obligations	-	70,082,904	-	70,082,904
Commercial Mortgage-Backed Securities	-	19,072,982	-	19,072,982
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	41,320,651	-	41,320,651
Corporate Obligations	-	18,391,413	-	18,391,413
Investment Companies - Affiliated Exchange Traded Funds	4,919,138	-	-	4,919,138
Residential Mortgage-Backed Securities	-	144,976,440	-	144,976,440
Residential Mortgage-Backed Securities – U.S. Government Agency	-	5,280,541	-	5,280,541
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	6,525,231	-	6,525,231
Short-Term Investments	12,666,211	20,268,871	-	32,935,082
Total	$17,585,349	$593,978,670	$-	$611,564,019
Other Financial Instruments
Assets
Futures Contracts*	652,992	-	-	652,992
Liabilities
Futures Contracts*	(476,750)	-	-	(476,750)
Total	$176,242	$-	$-	$176,242

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2023, was ($83,318,573).

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of April 30, 2023	Share Balance	Dividend Income
Angel Oak UltraShort Income ETF	$4,880,005	$40,452	$–	$–	($1,319)	$4,919,138	97,300	$68,306